Related Party Disclosures	6 Months Ended
Jun. 30, 2022
Related Party Disclosures
Related Party Disclosures

21.Related Party Disclosures

Transactions with Key Management

Key management personnel have been defined as the members of the Board of Directors and Senior Leadership Team of Lilium.

The annual remuneration and related compensation costs recognized as expense during the six-months periods ended June 30, 2022 and 2021 is comprised of the following (number of granted options in Lilium N.V. shares):

In € thousand	2022	2021
Short-term employee benefits	1,640	1,697
Share-based payment remuneration:
- Legacy ESOP (2022: 4,175,163 options; 2021: 5,933,989 options)	2,734	7,107
- Modified ESOP for executives (2022: 1,801,681; 2021: Nil)	1,705	—
- RSU (2022: 1,208,599; 2021: Nil)	1,676	—
- Stock options (2022: 7,316,538; 2021: Nil)	4,220	—
- Success fees	(1,270)	1,506
Total	10,705	10,310

Short-term benefits include salaries, bonus and other benefits such as medical, death and disability coverage, company car and other usual facilities as applicable.

The share-based payment remuneration represents the compensation cost of standard and modified ESOP, RSU, performance-based and time-based equity awards and success fees. Refer to note 17.

Success fee remuneration includes the changes of the Joint Stock Ownership Plan (Stichting JSOP) and of the bonus issued to one member of key management personnel, as described in notes 17. (€2,718) thousand are recognized in general and administrative expenses in relation to the JSOP and (€693) thousand in general and administrative expenses in relation to the bonus.

The Group paid €57 thousand (period to June 30, 2021: Nil) in selling expenses and Nil (period to June 30, 2021: €19 thousand) in general and administrative expenses during the period under an existing consulting agreement with an entity controlled by a member of key management personnel.

During the period, the Group entered into a new consulting contract with an entity controlled by a member of key management personnel for a total value of €193 thousand ($200 thousand). As of June 30, 2022, the Group recognized €61 thousand in Selling expenses in relation to the contract.

In the period ended June 30, 2022, the board members of the Lilium N.V. have received a compensation of €172 thousand (period to June 30, 2021: Nil).

Transactions with related parties

The Group recognized €94 thousand (period to June 30, 2021:  €226 thousand) in research and development expenses in the period under an existing Development agreement with Zenlabs Energy, Inc. During the period, the Group was party to a new investment agreement with Zenlabs Energy, Inc, as described in note 13. As a result of the investment agreement Zenlabs changed from an associate of the Group to a joint venture. The Group recognized €368 thousand gain on dilution in share of loss in a joint venture.

The Group recognized €1 thousand (period to June 30, 2021: Nil) in research and development expenses and €92 thousand (period to June 30, 2021: Nil) in selling expenses with other related parties in the period.

The Group purchased property, plant and equipment of €5 thousand (period to June 30, 2021: Nil) from other related parties in the period.

As of June 30, 2022, the Group held €32 thousand in trade and other payables owed to other related parties.

Transactions with shareholders

Cloud subscription

On March 28, 2021, Lilium entered into a non-cancelable purchase obligation for a cloud subscription with a shareholder (which provides advanced data analytics capability), including support services, updates and related professional services, for €42,433 thousand ($50,000 thousand) payables in increasing annual instalments over five years. This shareholder has no significant influence on Lilium.

The Group recognized €4,292 thousand (period to June 30, 2021: €1,278 thousand) in General and Administration expenses. As of June 30, 2022, the Group had prepaid services under the subscription of €951 thousand (as of December 31, 2021: €2,927 thousand) for future costs in non-financial assets.

As of June 30, 2022, and December 31, 2021, the Group has remaining commitments of €34,659 thousand and €34,015 thousand on the contract, respectively.